Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 12, 2018
Senior unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%		6.50%
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%	8.75%	8.75%	8.75%